Commitments and Contingencies (Details) - Schedule of future payments for employment agreements	Jun. 30, 2021 USD ($)
Schedule of future payments for employment agreements [Abstract]
2022	$ 1,048,214
2023	740,372
2024	110,000
Total minimum payment required	$ 1,898,586